Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	OPTIBASE LTD
Entity Central Index Key	0001077618
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		3,882,945
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 19,142	$ 22,945
Restricted cash	134	131
Trade receivables	148	732
Other accounts receivable and prepaid expenses (Note 5)	217	1,267
Total assets attributed to discontinued operations (Note 1c)	980	980
Total current assets	20,621	26,055
LONG-TERM INVESTMENTS:
Long-term deposits	50	45
Investments in companies and associates (Note 6)	7,993	100
Total long-term investments	8,043	145
PROPERTY AND OTHER ASSETS, NET
Real Estate Property, net (Note 3)	194,826	192,173
Other assets, net (Note 4)	1,392	1,512
Total property, equipment and other assets	196,218	193,685
Total assets	224,882	219,885
CURRENT LIABILITIES:
Current maturities of long term loans (Note 8)	2,597	2,529
Accounts payable and accrued expenses (Note 7)	3,476	4,060
Total liabilities attributed to discontinued operations (Note 1c)	2,563	2,990
Total current liabilities	8,636	9,579
LONG-TERM LIABILITIES:
Deferred tax liabilities (Note 10)	15,262	14,705
Land lease liability, net	7,290	7,175
Other Long-Term Liabilities	2,844	3,559
Long term loans, net of current maturities (Note 8)	124,298	123,606
Total long-term liabilities	149,694	149,045
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary Shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2011 and 2012; Issued: 3,882,945 shares at December 31, 2011 and 2012; Outstanding: 3,814,162 and 3,819,051 shares at December 31, 2011 and 2012, respectively	744	744
Additional paid-in capital	130,824	130,734
Treasury shares (68,695 and 63,895 shares at December 31, 2011and 2012, respectively)	(821)	(954)
Accumulated other comprehensive income	986	305
Accumulated deficit	(84,259)	(85,730)
Total shareholders' equity of Optibase Ltd.	47,474	45,099
Non-controlling interests	19,078	16,162
Total shareholders' equity	66,552	61,261
Total liabilities and shareholders' equity	$ 224,882	$ 219,885

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary Shares, par value per share	$ 0.65	$ 0.65
Ordinary Shares, shares authorized	6,000,000	6,000,000
Ordinary Shares, shares issued	3,882,945	3,882,945
Ordinary Shares, shares outstanding	3,819,051	3,814,162
Treasury shares, shares	63,895	68,695

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Fixed income from real estate rent	$ 13,676	$ 12,479	$ 1,650
Costs and expenses:
Cost of real estate operations	1,966	1,869	59
Real estate depreciation and amortization	2,569	2,153	695
General and administrative	2,068	3,057	1,502
Total costs and expenses	6,603	7,079	2,256
Operating income (loss)	7,073	5,400	(606)
Gain on bargain purchase (Note 1(b)3)		4,412
Equity share in earnings (losses) of associates, net	(32)
Other loss (Note 6)	(100)		(600)
Financial income (expenses), net (Note 12)	(1,243)	(7,481)	304
Income (loss) before taxes on income	5,698	2,331	(902)
Taxes on income (Note 10)	1,643	481	43
Net income (loss) from continuing operations	4,055	1,850	(945)
Net income (loss) from discontinued operations (Note 1(c))		(51)	5,399
Net income	4,055	1,799	4,454
Net income attributable to non-controlling interest	2,478	2,038
Net income (loss) attributable to Optibase LTD	$ 1,577	$ (239)	$ 4,454
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per share from continuing operations	$ 0.41	$ (0.07)	$ (0.3)
Basic and diluted net earnings (loss) per share from discontinued operations	$ 0	$ 0	$ 1.65
Basic and diluted net earnings (loss) per share	$ 0.41	$ (0.07)	$ 1.35
Weighted average number of shares used in computing basic net earnings (loss) per share:	3,818,198	3,641,935	3,310,974
Weighted average number of shares used in computing diluted net earnings (loss) per share:	3,820,233	3,641,935	3,311,358

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net Income	$ 4,055	$ 1,799	$ 4,454
Less: net earnings (loss) attributable to non-controlling interests	2,478	2,038
Net income (loss) attributable to Optibase LTD	1,577	(239)	4,454
Other comprehensive income:
Change in foreign currency translation adjustment	1,172	(305)	533
Less: other comprehensive income (loss) attributable to non-controlling interests	491	(131)
Other comprehensive income (loss) attributable to Optibase LTD.	681	(174)	533
Comprehensive income	5,227	1,494	4,987
Less: comprehensive income attributable to non-controlling interest	2,969	1,907
Comprehensive income attributable to Optibase LTD.	$ 2,258	$ (413)	$ 4,987

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2009	$ 35,238	$ 650	$ 125,649	$ (1,208)	$ (54)	$ (89,799)	$ 35,238
Stock-based compensation related to options and unvested shares granted to employees	167		167				167
Issuance of treasury shares upon vesting of shares			(88)	134		(46)
Other comprehensive income	533				533		533
Net income (loss)	4,454					4,454	4,454
Balance at Dec. 31, 2010	40,392	650	125,728	(1,074)	479	(85,391)	40,392
Issuance of ordinary shares	5,000	94	4,906				5,000
Stock-based compensation related to options and unvested shares granted to employees	120		120				120
Issuance of treasury shares upon vesting of shares			(20)	120		(100)
Other comprehensive income	(305)				(174)		(174)	(131)
Non-controlling interests	14,255							14,255
Net income (loss)	1,799					(239)	(239)	2,038
Balance at Dec. 31, 2011	61,261	744	130,734	(954)	305	(85,730)	45,099	16,162
Stock-based compensation related to options and unvested shares granted to employees	117		117				117
Issuance of treasury shares upon vesting of shares			(27)	133		(106)
Other comprehensive income	1,172				681		681	491
Non-controlling interests	(53)							(53)
Net income (loss)	4,055					1,577	1,577	2,478
Balance at Dec. 31, 2012	$ 66,552	$ 744	$ 130,824	$ (821)	$ 986	$ (84,259)	$ 47,474	$ 19,078

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,055	$ 1,799	$ 4,454
Loss (income) from discontinued operations		51	(5,399)
Net income (loss) from continuing operations	4,055	1,850	(945)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,569	2,220	696
Impairment of an investment in company	100		600
Stock-based compensation related to options and unvested shares granted to employees	117	120	167
Gain from a bargain purchase		(4,412)
Decrease in trade receivables	577	1,216
Equity share in losses (earnings) of associates, net	32
Increase (decrease) in deferred tax liabilities	159	(579)
Increase (decrease) in other long-term liabilities	(792)	3,319
Increase (decrease) in land lease liabilities	(81)
Decrease (increase) in other accounts receivable and prepaid expenses	1,073	1,371	29
Increase (decrease) in accrued expenses and other accounts payable	(597)	(3,200)	(162)
Net cash provided by continuing operations	7,212	1,905	385
Net cash used in discontinued operations	(427)	(70)	(202)
Net cash provided by operating activities	6,785	1,835	183
Cash flows from investing activities:
Purchase of equipment		(5)	(5)
Proceeds from (investment in) short-term deposit		(1,065)	3,750
Proceeds from (investment in) long-term lease deposits	(5)	101	(57)
Investment in real estate property	(210)	(1,187)	(8,786)
Increase in restricted cash	(3)	(131)
Acquisition of Eldista, net (b)		(20,684)
Investments in associates	(8,025)
Proceeds from sale of the Video activity			6,800
Net cash provided by (used in) investing activities	(8,243)	(22,971)	1,702
Cash flows from financing activities:
Issuance of ordinary shares in a private placement		5,000
Proceeds from long term bank loans		106,441
Repayment of long term bank loans	(2,553)	(91,847)	(406)
Repayment of loan to non-controlling interests	(53)	(5,618)
Net cash provided by (used in) financing activities from continuing operations	(2,606)	13,976	(406)
Exchange differences on balances of cash and cash equivalents	261	(155)	130
Increase (decrease) in cash and cash equivalents	(3,803)	(7,315)	1,609
Cash and cash equivalents at the beginning of the year	22,945	30,260	28,651
Cash and cash equivalents at the end of the year	19,142	22,945	30,260
Cash paid during the year for:
Taxes	1,902	1,903
Interest	2,237	3,081	207
Acquisition of Eldista, net:
Working capital deficiency, net		(155)
Building (including land)		161,451
In place leases, net		1,124
Deferred tax liabilities		(15,282)
Mortgage loan		(92,705)
Swap instrument		(392)
Land lease liability		(7,311)
Rent settlements with tenants		(1,759)
Gain from a bargain purchase		(4,412)
Non controlling interests		(19,875)
Net cash paid by the Company		$ 20,684

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Optibase Ltd. ("the Company") was incorporated and commenced operations in 1990.

During 2009 the Company had entered into the fixed-income real estate sector after an acquisition of a commercial building in Switzerland.

Until the sale of its video solutions business to VITEC Multimedia ("Vitec") in July 2010 (See 1c below), the Company and its U.S subsidiary, Optibase Inc, provided equipment for a wide range of professional video applications in the Broadband IPTV, Broadcast, Government, Enterprise and Post-production markets . (collectively: the Video Activity). Following the sale of the Video Activity, the Company's only operation is the fixed-income real-estate.

As of December 31, 2012, the Company manages its activity through three active subsidiaries: Optibase Real Estate Europe SARL ("Optibase SARL") in Luxembourg which was incorporated in October 2009, Optibase Inc. in the United States which was incorporated in 1991 ("Optibase Inc") and OPCTN SA in Geneva a Luxembourg company owned 51% by the Company which was incorporated in February 2011 ("Subsidiaries"), (collectively: "the Group").

In addition, during 2012, the Company has acquired beneficial interests in a commercial office building and in a shopping centers portfolio in the U.S.

b.	Acquisitions and investments in associates:

1.	Marquis Residence in Miami, Florida

On December 30, 2010, the Company's wholly-owned subsidiary, Optibase Inc, acquired 21 condominium units in the Marquis Residence in Miami, Florida for consideration of approximately $ 8,632 in cash. The acquisition of the units was accounted for as acquisition of an asset. The Company is renting part of the units and in principle holds the units for investment purposes and will consider selling the units in accordance with its business considerations and market conditions. As of December 31, 2012, out of the 21 units 19 units have been rented.

2.	Centre des Technologies Nouvelles in Geneva, Switzerland

On March 2, 2011 the Company acquired through a newly established subsidiary an office building complex in Geneva, Switzerland known as Centre des Technologies Nouvelles (CTN) (the "Property"). The acquisition was undertaken by OPCTN S.A., a Luxembourg company owned 51% by Optibase and 49% by The Phoenix Insurance Company Ltd and The Phoenix Comprehensive Pension (collectively, "The Phoenix"). OPCTN S.A. undertook the transaction by acquiring all of the ownership interest in the Property owner Eldista GmbH, a Swiss Company ("Eldista").

CTN is a six-building complex located in the Plan-Les-Ouates business park in the outskirts of Geneva. The complex includes approximately 35,000 square meters (approximately 377,000 square feet) of primarily space and is a center for advanced industries including biotech electronic and information technology industries.

The total purchase price for the Eldista shares was CHF 37,720 (representing $ 40,559 - as of the purchase date), subject to a post-closing price adjustment to reflect Eldista's assets and liabilities as of the closing date.

On the date of the agreement, the Company paid to Apollo CTN S.A.R.L (the "Seller"), CHF 37,420 and additional CHF 300 as post-closing price adjustment (approximately $ 40,234 and $ 319, respectively as of the purchase date).

The acquisition of the property through the acquisition of Eldista was accounted for by the Company as a business combination in accordance with ASC 805 "Business Combination". The acquired activities and assets of Eldista constitute a business as they consist of inputs and processes applied to those inputs that have the ability to create outputs.

The results of operations of the acquired property are included in the Company's financial statements from the date the acquisition has been completed.

The total purchase price was allocated as follows:

USD

Cash paid for Eldista shares	$40,559

Assets and liabilities acquired:

Land	23,654
Building	137,797
Swap instrument	(392)
Mortgage loan	(92,705)
Rent settlements with tenants	(1,759)
Lease provision	(7,311)
In-place leases, net	1,124
Deferred tax liabilities	(15,282)
Other current net assets	(155)
Gain from a bargain purchase	(4,412)

Total purchase price	40,559

Less:
Purchase price paid by non-controlling interests	(19,875)

Net purchase price	$20,684

The bargain purchase gain was recorded since the total acquisition date fair value of the identifiable net assets acquired exceeded the total purchase price.

Accordingly, the Company recorded the bargain purchase gain as other income in the amount of $ 4,412 in the consolidated statement of operations for the year ended December 31, 2011.

3.	Two Penn Center Plaza in Philadelphia, Pennsylvania :

On August 16, 2012, and following the approval by the Company's audit committee and board of directors, the Company's shareholders approved its entrance into a limited partnership that will be formed to acquire beneficial interests in the owner of a commercial office building in Philadelphia known as Two Penn Center Plaza where the general partner and certain limited partners of the limited partnership are affiliated with Mr. Shlomo (Tom) Wyler, the Company's president and member of board of directors, who then considered the controlling shareholder of the Company.

On October 12, 2012, the Company through its subsidiary Optibase Inc., became a limited partner of 2 Penn Philadelphia LP, a Pennsylvania limited partnership (the "Partnership"), which acquired a beneficial interest in the owner of a Class A twenty story commercial office building in Philadelphia known as Two Penn Center Plaza. At the closing of the acquisition of Two Penn Center Plaza, Optibase Inc., made a capital contribution of $4,025 (to the Partnership in consideration for 19.66% beneficial interest in Two Penn Center Plaza. Two Penn Center Plaza has approximately 500,000 rentable square feet and is located in the Center City neighborhood of Philadelphia opposite City Hall and Love Park.

The Company accounted for the investment using the equity method of accounting and accordingly recorded during 2012 an equity loss in an associate in the amount of $ 32.

4.	Texas Shopping Centers Portfolio:

On December 31, 2012, the Company through its subsidiary Optibase Inc. acquired approximately 4% beneficial interest in a portfolio of shopping centers located in Texas.

The shopping centers portfolio includes more than two million square feet of leasable area and is located in Houston, Dallas, and San Antonio areas of Texas. The purchase price for the transaction was approximately $ 4,000. The transaction was based on a portfolio valuation of approximately $ 342,000 including existing nonrecourse mortgage financing in the principal amount of approximately $ 252,000. The primary mortgage loan has a fixed interest rate of 5.73% and matures in April 2016.

Optibase Inc., undertook this investment by making a $1,000 capital contribution as an approximately 16.5% limited partner in Global Texas, LP a Florida limited partnership that is a limited partner in Global Texas Portfolio, LP, a Delaware limited partnership.  Global Texas Portfolio, LP acquired 49% of the beneficial interests in the shopping center portfolio.

In connection with the transaction, Optibase Inc., became an owner of approximately 16.5% of the partnership interests in Global Texas Lender, LP a Florida limited partnership and made a $3,000 capital contribution to Global Texas Lender, LP.  Global Texas Lender, LP provided a loan to Global Texas Portfolio, LP, bearing interest at 11% per annum, to finance a portion of the purchase price paid by Global Texas Portfolio, LP to acquire its 49% beneficial interest in the shopping center portfolio.

c.	Sale of the Video Activity (Discontinued operations):

On March 16, 2010, the Company and its subsidiary, Optibase Inc., entered into an asset purchase agreement (the "Agreement") with Optibase Technologies Ltd. and Stradis Inc., wholly owned subsidiaries of  S.A. Vitec (also known as Vitec Multimedia) (S.A. Vitec, Optibase Technologies Ltd. and Stradis Inc., collectively "Vitec") pursuant to which the Company sold to Vitec all of the assets and liabilities related to the Company's Video Solutions Business (the "Video Activity") for an aggregate consideration of $ 8,000, subject to certain price adjustments and an earn-out mechanism pursuant to which 45% of Vitec's revenues deriving from the Video Activity exceeding $ 14,000 in the year following the closing of the transaction, will be paid to the Company. Closing of the transaction occurred on July 1, 2010. In the year following the closing, the Company did not achieve the earn-out target and no additional consideration was received by the Company.

Under the Agreement, the Company and Vitec agreed on a price adjustment mechanism to the initial consideration, upon which, Vitec shall add or subtract to the consideration an amount equal to accounts receivable, net plus other receivables and prepaid expenses minus accounts payable and other payables, all as of the Closing date (the "Adjustment Amount"), whereby the Adjustment Amount as calculated by the Company would be deposited by Vitec in escrow within five days from the closing date, to be released over a period of 12 months as Vitec collects amounts owed to the Company from customers.

Vitec has refrained from depositing any amount in escrow. This led to a dispute between the parties. For further details see Note 9e.1.

The Company recorded in 2010 a capital gain of approximately $ 6,300 resulting from this Sale of the Video Activity.

The results of operations of the Video Activity for the years ended December 31, 2010, 2011 and 2012, which were reported separately and retroactively as discontinued operations in the consolidated statements of operations are summarized as follows:

	Year ended December 31,
	2012	2011	2010

Revenues	$-	$-	$4,457

Operating income	$-	$-	$2,874

Costs and expenses	$-	$51	$3,779

Other Income	$-	$-	$6,304

Net income (loss) from discontinued operations	$-	$(51)	$5,399

Basic and Diluted net earnings per share from discontinued operations	$-	$(0.00)	$0.33

The assets and liabilities of the Video Activity for the years ended December 31, 2011 and 2012, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	December 31,
	2012	2011
Assets:

Other accounts receivable	$980	$980

Total assets	$980	$980

Liabilities:

Other accounts payable and accrued expenses	$2,563	$2,990

Total liabilities	$2,563	$2,990

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation of the financial statements:

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Functional currency, presentation currency and foreign currency:

The functional currency of the Company is the U.S Dollar.

The functional currencies of Optibase's subsidiaries are CHF and U.S dollar. The Company has elected to use U.S dollar as its reporting currency for all years presented.

While the functional currency of the Company's subsidiaries in the United States is the U.S dollars, the functional currency of the subsidiaries in Switzerland is their lead currency, i.e. CHF. Since the Company's functional and reporting currency is the USD, the financial statements of Optibase Real Estate SARL and OPCTN S.A. whose functional currency has been determined to be CHF have been translated into U.S. dollars.  Assets and liabilities of these subsidiaries are translated at the year-end exchange rates and their statement of operations items are translated using the actual exchange rates at the dates on which those items are recognized. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside of the Group, have been eliminated upon consolidation.

d.	Non-controlling Interests:

Non-controlling interests generally represent the portion of equity that the Company does not own in those entities that it consolidates. The Company accounts for and reports its non-controlling interests in accordance with the provisions required under the Consolidation Topic of the FASB ASC 160. Non-controlling interests are separately presented within the equity section of the consolidated balance sheets. The amounts of consolidated net earnings attributable to the Company and to the non-controlling interests are presented on the consolidated statement of income.

e.	Cash equivalents:

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less at the date acquired.

f.	Property and equipment:

Real estate and equipment are stated at cost net of accumulated depreciation. Costs include those related to acquisition, including building improvements.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Building and buildings' improvements	30-100
Computers and equipment	3

g.	Long-lived assets including intangible assets:

The Company and its subsidiaries long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

The Company reviewed assets on a component-level basis, which is the lowest level of assets for which there are identifiable cash flows that can be distinguished operationally and for financial reporting purposes. The carrying amount of the asset group was compared with the related expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the primary asset. In cases where the expected future cash flows were less than the carrying amounts of the assets, those assets were considered impaired and written down to their fair values. Fair value was established based on discounted cash flows. As of December 31, 2011 and 2012, no impairment losses have been identified.

h.	Investments in companies:

Investments in non-marketable equity securities of companies in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies are recorded at cost.

Management evaluates investments in non marketable equity securities for evidence of other-than temporary declines in value. When relevant factors indicate a decline in value that is other-than temporary the Company recognizes an impairment loss for the decline in value. As for impairment charges recorded during 2010 and 2012 see Note 6(a).

i.	Investments in associates:

Associates in which the Group has significant influence over the financial and operating policies without having control are accounted for using the equity method of accounting. Under the equity method, the investment in associates is accounted for in the financial statements at cost plus changes in the Group's share of net assets, including other comprehensive income (loss), of the associates. The equity method is applied until the loss of significant influence. The investment is classified as non-current asset held-for-sale and includes the difference between the acquisition cost and the Group's share in the net fair value of the associates' net identifiable assets. After initial recognition, the excess value is measured at cost and is amortized according to the nature of each identifiable asset (mostly to the real estate property).

Associates in which the Group has no significant influence over the financial and operating are recorded at cost.

j.	Goodwill and bargain purchase gain:

Goodwill reflects the excess of the fair value of the acquired business over the fair value of net identifiable assets acquired in various business acquisitions. The Company accounts for goodwill in accordance with the Intangibles - Goodwill and Other Topic of the FASB ASC 350.

A bargain purchase gain in the Eldista acquisition, represents the excess of 100% of the recognized bases of identifiable assets acquired, net of assumed liabilities, over the aggregate of the acquisition-date fair values of (1) the acquirer's interest in the acquiree, (2) noncontrolling interests in the acquiree and (3) any equity interest held in the acquiree by the acquirer immediately before the acquisition date.

With respect to bargain purchase, the Company recognized a gain in the amount of $ 4,412 a corresponding deduction from net income attributable to non-controlling interest in the amount of $ 2,162 in the consolidated statement of operations for the year ended December 31, 2011 (See note 1(b)2).

k.	Intangibles assets:

Intangible assets consist of in-place lease values, tenant origination costs and above-market rents that were recorded in connection with the acquisition of the properties. Intangible assets are amortized and accreted using the straight-line method over the term of the related leases. When a lease is terminated early, any remaining unamortized balances under lease intangible assets or liabilities are charged to earnings.

l.	Derivative Instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings. As of December 31, 2012, the Company had no outstanding hedging instruments. At times, it may use derivative instruments to manage exposure to variable interest rate risk. From time to time, the Company enters into interest rate swaps to manage its exposure to variable interest rate risk and treasury locks to manage the risk of interest rates rising prior to the issuance of debt. The Company generally enters into derivative instruments that qualify as cash flow hedges and it do not enter into derivative instruments for speculative purposes.

m.	Business Combinations:

The Company allocated the purchase price of acquired properties to land, building, intangible assets and other liabilities in accordance with the Business Combinations Topic of the FASB ASC 805-10.  The Company allocated the initial purchase price of assets acquired (net tangible and identifiable intangible assets) and liabilities assumed based on their relative fair values at the date of acquisition. There are two categories of intangible assets to be considered:

(1) in-place leases; (2) above and below-market value of in-place leases. The aggregate value of other acquired intangible assets, consisting of in-place leases, is measured by the excess of (i) the purchase price paid for a property after adjusting existing in-place leases to market rental rates over (ii) the estimated fair value of the property as-if-vacant, determined as set forth above. The value of in-place leases exclusive of the value of above-market and below-market in-place leases is amortized to depreciation expense over the estimated remaining term of the respective leases. The value of above-market and below-market in-place leases is amortized to rental revenue over the estimated remaining term of the leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be written off. Other than as discussed above, the Company has determined that our real estate properties do not have any other significant identifiable intangibles. The results of operations of acquired properties are included in our financial statements as of the dates they are acquired. The intangible assets and liabilities associated with property acquisitions are included in other assets and  other liabilities in our consolidated balance sheets.

n.	Revenue recognition:

The Company generates revenues from fixed income real-estate derived from its buildings held through its subsidiaries in Switzerland (Rümlang and Geneva) and Miami FL.

Rental income includes minimum rents and expenses recoveries. Minimum rents are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee's obligation to pay rent.

o.	Contingencies:

The Company periodically estimates the impact of various conditions, situations and/or circumstances involving uncertain outcomes to its financial condition and operating results. The Company accounts for contingent events as required by ASC 450 "Contingencies". ASC 450 defines a contingency as "an existing condition, situation, or set of circumstances involving uncertainty as to possible gain or loss to an enterprise that will ultimately be resolved when one or more future events occur or fail to occur". Legal proceedings are a form of such contingencies.

In accordance with ASC 450, accruals for exposures or contingencies are being provided when the expected outcome is probable. It is possible, however, that future results of operations for any particular quarter or annual period could be materially affected by changes in the Company's assumptions, the actual outcome of such proceedings or as a result of the effectiveness of the Company strategies related to these proceedings.

p.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"),  which prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC 740 clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue. The Company policy is to accrue interest and penalties related to unrecognized tax benefits in its financial expenses.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel, the United States and Switzerland. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution.

Accounts receivable includes amounts billed to tenants and accrued expense recoveries due from tenants. The Company makes estimates of the uncollectability of its accounts receivable using the specific identification method related to base rents, straight-line rent balances, expense reimbursements and other revenues. It also analyzes accounts receivable and historical bad debt levels, tenant credit-worthiness, payment history and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. Accounts receivable are written-off when they are deemed to be uncollectible and the Company is no longer actively pursuing collection. The Company's reported net income is directly affected by management's estimate of the collectability of accounts receivable.

r.	Earnings (loss) per share:

Basic net earnings (losses) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (losses) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earning Per Share". All outstanding stock options and unvested shares have been excluded from the calculation of the diluted net earnings (losses) per Ordinary share because the securities are anti-dilutive for all periods presented.

s.	Accounting for stock-based compensation:

ASC Topic 718 "Compensation - Stock Compensation" ("ASC 718"), requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes- Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility is calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be out standing. The risk free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value was estimated at the date of grant using the following weighted average assumptions for the Black-Scholes model for the year ended December 31, 2011,
During 2012 there were no grants:

December 31,
2011

Dividend yield	0%
Volatility	67%
Risk free interest	0.9% -1.7%
Expected term (years)	4.75

t.	Treasury Shares:

During the past years, the Company repurchased certain of its Ordinary shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction from shareholders' equity. From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

u.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, other accounts receivable, trade payables, other accounts payable, and accrued liabilities, approximate fair value because of their generally short-term maturities.

Effective January 1, 2008, the Company adopted ASC 820 "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Warrants are measured at fair value under ASC 820 on a recurring basis as of December 31,2011 and 2012.

Swap instrument (see note 1(b)2) is measured at fair value under ASC 820 on a recurring basis as of December 31, 2011 and 2012 using significant unobservable inputs (Level 2).

v.	Comprehensive income:

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. The Company adopted the new guidance commencing January 1, 2012.  The Company chose to present the Comprehensive Income in two separate but consecutive statements.

w.	Reclassification:

Certain comparative figures may have been reclassified to conform to the current year presentation.

x.	Impact of newly issued Accounting Standards:

There were no impacts of new accounting standards during 2012.

REAL ESTATE PROPERTY, NET	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTY, NET [Abstract]
REAL ESTATE PROPERTY, NET
NOTE 3:-	REAL ESTATE PROPERTY, NET

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2011	$2,832	$19,604	$8,632	$1,992	$33,060
Additions	23,654	138,983	781	(1,583)	161,835

At December 31, 2011	26,486	158,587	9,413	409	194,895
Additions	-	168	42	4,938	5,148

At December 31, 2012	26,486	158,755	9,455	5,347	200,043

Accumulated depreciation:

At January 1, 2011	-	655	-	52	707
Depreciation charge for the year	-	2,011	45	(41)	2,015

At December 31, 2011	-	2,666	45	11	2,722
Depreciation charge for the year	-	2,149	262	84	2,495

At December 31, 2012	-	4,815	307	95	5,217

Real estate property, net:

At December 31, 2012	$26,486	$153,940	$9,148	$5,252	$194,826

At December 31, 2011	$26,486	$155,921	$9,368	$398	$192,173

OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2012
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 4:-	OTHER ASSETS, NET

	Above market value of in-place leases *)	Currency translation adjustment	Total
Cost:

At January 1, 2011	$659	$59	$718
Additions	1,125	(11)	1,114

At December 31, 2011	1,784	48	1,832
Additions	-	50	50

At December 31, 2012	1,784	98	1,882

Accumulated depreciation:

At January 1, 2011	154	12	166
Depreciation charge for the year	162	(8)	154

At December 31, 2011	316	4	320
Depreciation charge for the year	158	12	170

At December 31, 2012	474	16	490

Other assets, net:

At December 31, 2012	$1,310	$82	$1,392

At December 31, 2011	$1,468	$44	$1,512

Intangible assets consist of lease contracts with tenants deriving from the acquisition of a commercial building located in Switzerland in 2009 in the amount of $ 410 and from the acquisition of a building complex in Geneva in 2011 in the amount of $ 1,102 (see details in Note 1(b)2.

*)	Amortization expenses amounted to $ 132, $ 162 and $ 158 for the years ended December 31, 2010, 2011 and 2012, respectively.

Estimated amortization expenses by years are as follows:

Year	Estimated amortization expenses

2013	$282
2014	439
2015	235
2016	224
2017 and thereafter	212
$1,392

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Short-term deposit (1)	$-	$1,065
Prepaid expenses	160	147
Income receivable	17	20
Others	40	35

	$217	$1,267

(1)
As part of the CTN transaction, OPCTN S.A. deposited CHF 1,000 ($ 1,065) into an escrow account following to the purchase of Eldista. The release of the adjustment escrow was depended on the consequence of the net assets adjustment. Finally the escrow was released in March, 2012 (see note 1b(2)).

INVESTMENTS IN COMPANIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN COMPANIES AND ASSOCIATES [Abstract]
INVESTMENTS IN COMPANIES AND ASSOCIATES
NOTE 6:-	INVESTMENTS IN COMPANIES AND ASSOCIATES

a.
The Company invested several amounts in Mobixell Networks Inc. (Mobixell), a privately held Company which is engaged in the design, development and marketing solutions for mobile rich media adaptation, optimization and delivery. As of December 31, 2012, the Company holds 2.04% of Mobixell's shares on a fully diluted basis. During 2012 the Company's has impaired its entire investment in Mobixell following several financing rounds in which the Company did not participate. As a result the Company has recorded impairments of $ 600 and $ 100 recorded during 2010 and 2012, respectively.

b.
During 2012, the Company acquired through its subsidiary beneficial interests in Two Penn  Center Plaza in Philadelphia, Pennsylvania and in Texas Shopping Center Portfolio for further details please see note 1(b)3 and 1(b)4, respectively.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Employees and payroll accruals	$176	$163
Accrued expenses	1,350	1,681
Institution (mainly tax provision)	1,710	1,881
Advance rent payments	45	191
Tenant security deposits	138	96
Other	57	48

	$3,476	$4,060

LONG TERM LOANS	12 Months Ended
Dec. 31, 2012
LONG TERM LOANS [Abstract]
LONG TERM LOANS
NOTE 8:-	LONG TERM LOANS

a.
On October 29, 2009, Optibase SARL received a mortgage loan ("the Loan") from a financial institution in Switzerland, in the amount of CHF 18,800 for the purpose of purchasing the real estate property located in Rümlang, Switzerland ("the Property"). As of December 31, 2011 and 2012 total mortgage loan amounted to $ 18,810 and $ 18,903 with current maturities of $ 400 and $411 respectively. The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins (0.8%). The financial institution may increase margin at any time if creditworthiness of the borrower or quality of the property is impaired. Principal and interest of the loan are payable quarterly. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2012, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2013 (current maturity)	$411

Long-term portion:
2014	411
2015	411
2016	411
2017	411
2018 and thereafter	17,259

$18,903

b.
On September, 2010, Eldista was granted a mortgage loan from a financial institution in Switzerland, in the amount of CHF 85,250 for the purpose of purchasing its real estate property located in Geneva, Switzerland. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received.

On October 2011, OPCTN and Eldista entered into a CHF 100,000 bank loan refinancing with Credit Suisse for the above mentioned loan. Under the new financing agreement, Credit Suisse provided a new loan to OPCTN and Eldista which replaced the mortgage loan that Credit Suisse provided to Eldista. The combined interest rate of the new loans is 0.83% compared with 1.8% that Credit Suisse charged on the previous mortgage loan. The loans are repaid at a rate of CHF 2,000 per year and are secured by a first mortgage over the property and by a pledge of Eldista's shares.

The modification of the loan was accounted for by the Company in accordance with ASC 470-50 "Debtor's Accounting for a Modification or Exchange of Debt Instruments". The new debt instrument was initially recorded at fair value and that amount was used to determine the debt extinguishment gain or loss to be recognized and the effective rate of the new instrument.

As a result of the refinancing of the loan, the Company recorded during 2011 financial expense in the amount of $ 400 (representing CHF 375).

Maturities of the loan by years are as follows:

Year ended December 31,

2013 (current maturity)	$2,186

Long-term portion:
2014	2,186
2015	2,186
2016	2,186
2017	2,186
2018 and thereafter	96,651

$105,395

The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2012, the Company met these covenants.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries facilities and motor vehicles are leased under several operating lease agreements for periods ending in 2014.

Future minimum lease commitments under non-cancelable operating leases are as follows:

Year ended December 31
2013	$57
2014	10

$67

b.	Consultancy agreement with Swiss Pro Capital Limited:

Following the CTN transaction (as further described in Note 1b(2)), Eldista entered into a consultancy services agreement  ("Consultancy Agreement") with Swiss Pro Capital Limited, ("Swiss Pro"), a Cypriot company. According to the agreement, Swiss Pro will receive a monthly fee for its services and will also be entitled to a bonus based on future performance above a certain return on the investment. The term of the Consultancy Agreement is for two years, and ends on May 19, 2013. At the conclusion of the term, Swiss Pro may cease performing the consultancy services and Eldista may cease paying Swiss Pro an ongoing monthly fee.  In addition, beginning on May 19, 2013, Eldista will have the right to prepay any bonus that may be due to Swiss Pro according to the mechanism set forth in the Consultancy Agreement.

c.	Guarantees:

As of December 31, 2012, the Company has obtained bank guarantees in the amount of $ 134.

d.	Assets pledged as collateral:

As collateral for the Company's bank guarantees, a fixed charge has been placed on the Company's property and equipment, shareholders' equity, a floating charge (security interest in assets of the Company as they exist from time to time) has been placed on all the other assets of the Company and a specific charge of $60 has been placed on the Company's bank deposit.

e.	Office of the Chief Scientist and European Commission commitments:

Until the sale of the Video Activity the Company participated in programs sponsored by the Israeli Government and by the European Commission for the support of research and development activities.

The Company was obligated to pay royalties to the Office of the Chief Scientist ("OCS"), amounting to 3%-3.5% of the sales of the products and other related revenues generated from such projects, up to 100% of the grants received, linked to the U.S. dollar and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company is currently undergoing an audit by the OCS for royalties paid before the sale of our Video business. As of December 31, 2012, the Company believes it has sufficient provisions to cover the outcome of such review process. The provision for the above commitments was recorded under liabilities attributed to discontinued operations as the Company has no further obligation to pay royalties on revenues generated by the Video Activity subsequent to its sale.

Through the sale of the Video Activity, the Company has paid or accrued royalties to the OCS in the amount of $ 4,308, and had an outstanding contingent obligation to pay royalties in the amount of approximately $ 4,248 plus interest.

In addition, during 2010 and 2011 the Company was audited by the European Commission for grants received under 3 FP6 contracts. As results of the audit findings implementation the company paid during 2012 an amount of $ 430 which settled and closed the financial audit.

f.	Legal claim and contingent liabilities:

1.
Under the Agreement related to the sale of Video Activity (as further described in Note 1c) the parties agreed on a price adjustment mechanism, upon which, Vitec shall add or subtract to the consideration the adjustment amount whereby the adjustment amount would be deposited in escrow within five days from the closing date.

However, Vitec has refrained from depositing any amount in escrow.

In that respect, since October, 2010 through April 2011, both parties have filed several and separate motions with the Tel-Aviv District Court, seeking, inter alia, fixed and temporary injunctions. Since then the motions filed by both parties have been dismissed by the court and were transferred to arbitration proceedings.

In November 2011, Vitec and the Company submitted their Statement of Claim to the Arbitrator.

The Company submitted its Statement of Claim against Vitec demanding that Vitec pay an aggregate sum of $ 1,506 for the Adjustment Amount owed to the Company while Vitec submitted its Statement of Claim against the Company, demanding that the Company pay Vitec a total amount of approximately $ 22,878.

The Statement of Claim brought by Vitec is based, inter alia¸ on the following main causes of action: (i) loss of business opportunities (mainly M&A transactions) for lack of available cash; (ii) mail fraud; (iii) defamation; (iv) expenditures related to the legal proceedings between the parties; and (v) several additional causes of action, among others, based on Vitec's claim mentioned above.

In January, 2012, both parties submitted their Statements of Defense mutually denying all of the other party's claims.

Following submission of the party's pleadings, it was decided that Vitec would submit an expert opinion to prove its accusation and that the Company would be entitled to submit a counter opinion on its behalf. On March 17, 2012, both parties submitted their expert opinion.

In March, May and June 2012, evidentiary hearings were held before the Arbitrator. During these hearings Vitec's witnesses gave their primary testimony and were cross-examined by the Company's attorneys.

In June 2012, the Company witnesses gave their primary testimony and were cross-examined by Vitec's attorneys.

Vitec has submitted their written summations in September 2012, the Company has submitted its written summations by November 2012 and Vitec's response to the Company's summations by December 2012.

In January 2013, the Arbitrator informed the parties that his final decision regarding the arbitration with Vitec will be given along with the final decision regarding the personal claim against Adv. Doron Afik and the latter Adv. Afik's counter-claim (for further information, see below).

In addition, both parties agreed on mutual indemnification for a period of two years until July 2012 for damages arising or resulting from, inter alia, breach or material inaccuracy relating to the representations, warranties and covenants and the liabilities that Vitec may incur which are part of the excluded liabilities arising or resulting therefrom and for that purpose $1,000 out of the aggregate consideration in the Vitec Transaction was put in escrow as security.

In light of the existing arbitration proceedings, and following the refusal of Vitec to the release of such indemnification escrow funds, the decision regarding the release of the escrow funds was brought in front of the arbitrator, who decided to restrain the Company from releasing the indemnification escrow funds until a final award in the arbitration process.

To date, the Company is expecting the final decision of the arbitrator regarding the arbitration proceedings against Vitec.

It is difficult to assess the likelihood of success of the arbitration proceedings against Vitec in each and every cause of action due to the diversity of the claims raised against the Companhy, the complexity and ambiguity of such proceedings and Vitec's pleading and the fact that the final decision is subject to the arbitrator discretion. Nevertheless, the Company believes that its financial statements include an adequate provision to cover the probable outcome of the Vitec arbitration.

2.	Personal Claim against Adv. Doron Afik:

As part of the Agreement the Company, Vitec and Adv. Afik as trustee (the "Trustee") entered into the Consortium Escrow Agreement of March 16, 2010 (the "Consortium Agreement"). Under the Consortium Agreement, $ 300 of the consideration were held in escrow $ 100 per each EC Consortium Agreement to be transferred from the Company to Vitec under the Agreement.

Due to the Trustee's refusal to transfer the escrow funds to the Company, the Company believes the Trustee is in breach of his duties as Trustee and is causing damage to the Company. Therefore, in June 2011, the Company filed a statement of claim for damages of approximately $ 268 against the Trustee along with an ex-parte motion for a lien on all of the Trustee's bank accounts.

In June 2011, the court rendered its decision granting the lien subject to the Company depositing certain securities. The Trustee then filed a motion to cancel the lien and the court decided to transfer the proceedings to the District Court, but that the lien would remain in effect until a decision by the District Court. The District Court for Tel Aviv-Yaffo ordered the removal of the lien, and later on at the parties' mutual request, the court ordered to transfer these proceedings to arbitration.

In November 2011 the Company submitted its statement of claim against Adv. Afik to the Arbitrator.

In January 2012, Adv. Afik submitted his Statement of Defense to the claim against him, denying all of the Company's claims against him. Also in January 2012, Adv. Afik submitted a counterclaim against Optibase, ( the "Counter-Claim"). In the Counter Claim Adv. Afik demands to receive a total amount of approximately $ 663 from the Company. Adv. Afik's claim is based on three main claims: (i) The Company's response to an article published in a certain website constitutes libel against Adv. Afik; (ii) Damages caused by obtaining liens on Adv. Afik's assets; and (iii) That a publication about the liens obtained on Adv. Afik's assets also constitutes libel against Adv. Afik.

In March 2012 the Company submitted its Statement of Defense.

In January 2013, Adv. Afik submitted his affidavit along with an expert opinion on his behalf.  The company is required to submit a counter opinion on its behalf until March 14, 2013.

The evidentiary hearings for this proceeding were scheduled for April 2013.

In January 2013, the Arbitrator informed the parties that his decision regarding the arbitration with Vitec will be given along with the decision regarding the personal claim against Adv. Doron Afik and the Afik Counter-Claim.

The Company believes that it has strong legal and factual arguments to defend itself from the claims in the Afik Counter Claim.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10:-	TAXES ON INCOME

a.	Corporate tax rates:

The Israeli corporate tax rate was 25% in 2010, 24% in 2011 and 25% in 2012.

A company is taxable on its real (non-inflationary) capital gains at the corporate tax rate of 25% in the year of sale.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States is subject to the following tax rates:

	Year ended December 31,
	2012	2011	2010

Luxemburg	29%	29%	29%
Switzerland	24%	24%	25%
United States	35%	34%	35%

b.	Tax assessments:

The Company has final tax assessments through the tax year 2008.

c.	Deferred tax assets and liabilities:

Deferred tax assets and liabilities deriving from the acquisition of a building complex in Geneva in 2011 (see details in Note 1(b)2).  The deferred taxes are computed at the average tax rate of 24%, based on the corporate income tax in Switzerland, which is the tax rate that will be in effect when the differences are expected to reverse.

	December 31,
	2012	2011
Deferred tax assets:
Lease provision	$1,749	$1,722
Swap instrument	682	854
Mortgage loan	245	243

Deferred tax assets	2,676	2,819

Deferred tax liabilities:
Land	$(5,770)	$(5,620)
Building	(11,834)	(11,640)
Other assets, net	(334)	(264)

Deferred tax liabilities	(17,938)	(17,524)

Deferred tax liabilities, net	$(15,262)	$(14,705)

d.	Net operating losses carry-forward:

Through December 31, 2012, Optibase Ltd. had net operating losses carry-forward for tax purposes in Israel of approximately $ 67.5 millions which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2012, Optibase Inc. had U.S. federal net operating loss carry-forward of approximately $ 28.5 millions that can be carried forward and offset against taxable income for 20 years, no later than 2013 to 2033. Utilization of U.S. net operating losses may be subject to the substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Based upon the weight of available evidence, which includes the Company's historical operating performance and the recorded cumulative net losses in all prior fiscal periods, the Company has provided a full valuation allowance against it Israeli and U.S deferred tax assets.

e.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes as reported	$5,698	$2,331	$(902)

Theoretical tax benefit computed at the statutory rate (25%, 24% and 25% for the years 2010, 2011 and 2012, respectively)	$1,424	$560	$(226)
Differences in tax rates on income deriving from foreign subsidiaries	(54)	42	(89)
Gain derived from bargain purchase	-	(1,059)	-
Tax adjustments in respect of currency translation	(305)	154	643
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	324	626	(339)
Settlement of prior years tax assessments	-	41	-
Other non-deductible expenses	254	117	54

Income tax expense	$1,643	$481	$43

f.	Income (loss) before taxes on income consists of the following:

	Year ended December 31,
	2012	2011	2010

Domestic	$(810)	$(3,138)	$(1,343)
Foreign	6,508	5,469	441

	$5,698	$2,331	$(902)

g.	Income tax expenses are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current	$1,537	$863	$7
Deferred	106	(382)	36

	$1,643	$481	$43

Domestic	$-	$-	$-
Foreign	1,643	481	43

	$1,643	$481	$43

h.
As of December 31, 2011 and 2012 the Company has no liability for unrecognized income tax benefits, and there was no change in its liability for unrecognized income tax benefits during all years presented.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	General:

1.	The Ordinary shares of the Company are traded on the NASDAQ Global Market since April 1999.

Ordinary shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in excess assets upon liquidation of the Company, and the right to receive dividends, if declared.

2.
On August 16, 2012, and following the approval of the Company's board of directors, the company shareholders approved a one-for-five reverse share split of the company's ordinary shares, (" Reverse Share Split"). The Reverse Share Split was effective on September 27, 2012 and reduced the Company's ordinary shares to a 6,000,000 and 3,882,945 shares authorized and issued respectively. The exercise price and the number of shares issuable pursuant to our outstanding options have been adjusted pursuant to the terms of such instruments in connection with the Reverse Share Split. No fractional ordinary shares were issued in connection with the Reverse Share Split, and all such fractional shares were rounded to the nearest whole number of ordinary shares.

All share and purchase amounts were adjusted to reflect the one-for-five reverse share split.

3.
On May 5, 2011, following the receipt of the approval of the Company's shareholders on March 30, 2011, the Company completed a private placement of 2,500,000 ordinary shares of the Company to the Company's President and the controlling shareholder of the Company, in consideration for $ 5,000.

b.	Stock options:

In 1999, the Company adopted an Israeli Option Plan ("1999 Israeli option plan"), and a U.S. Option Plan ("1999 U.S. option plan") (collectively "the 1999 plans"). Under the terms of the above option plans, options may be granted to employees, officers, directors and consultants. Also, the options generally become exercisable monthly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than seven years from the date of the grant.

In May 2003 the Company amended its 1999 Plan to provide for the grant of options to Israeli optionees under Section 102 of the Israeli Tax Ordinance.

The exercise price of the options granted under the abovementioned plans may not be less than the nominal value of the shares into which such options are exercised. Any options which are forfeited or cancelled before expiration, become available for future grants.

The total number of options available for future grants as of December 31, 2012 was 467,722 .

A summary of the Company's stock option activity, and related information, is as follows:

	Year ended December 31, 2012
			Weighted
			average
	Amount	Weighted average exercise price	Remaining contractual term (years)

Outstanding at the beginning of the year	129,100	$9.75
Granted	-
Forfeited	2,100	$27

Outstanding at the end of the year	127,000	$9.76	4.59

Exercisable options at the end of the year	66,589	$10	3.87

Options vested and expected to vest at end of year	125,767	$9.83	3.77

The weighted average fair value of options granted during the years ended December 31, 2010, 2011 was $ 0.82, $ 0.66, respectively.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock value as of December 31, 2012 and  the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of the Company's stock. As of December 31, 2011 and 2012, the total intrinsic value of outstanding options was $ 0.

As of December 31, 2012, there was $ 184 of total unrecognized compensation cost related to options compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a period of up to four years.

c.	Non-vested shares:

In May 2006, the Board of Directors approved the adoption of the 2006 Israeli Incentive Compensation Plan (the "2006 Plan"). The 2006 Plan provides for the grant of options, restricted shares and restricted share units in accordance with various Israeli tax tracks.

The Company currently uses the 2006 Plan for the grant of restricted shares only. The restricted shares are granted at no consideration and with a vesting schedule of two years (50% each year). The restricted shares are granted in accordance with the Israeli capital gains tax track. As of December 31, 2012 the pool consists of 60,000 Shares, where an aggregate of 11,690 ordinary shares has been reserved for issuance under the 2006 Plan.

A summary of the status of the entity's non-vested shares as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

Non-vested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2012	6,000	$7.15

Granted	4,000	$5.39
Exercised	(4,000)	$7.28
Forfeited and cancelled	-

Non-vested at December 31, 2012	6,000	$6.05

As of December 31, 2012, there was $ 15 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees under the Plan. That cost is expected to be recognized over a period of up to two years.

d.	The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2010, 2011 and 2012, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

General and administrative from continued operations	$117	$120	$112
Expenses recorded as discontinued operations	-	-	55

Total equity-based compensation expense	$117	$120	$167

SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENT OF OPERATIONS DATA [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA
NOTE 12:-	SELECTED STATEMENT OF OPERATIONS DATA

Financial income (expenses):

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest	$44	$35	$612
Foreign currency translation adjustments	130	-	-
Remeasurement of derivatives	811	-	-

	985	35	612
Financial expenses:
Interest	(2,228)	(3,081)	(207)
Foreign currency translation adjustments	-	(334)	(101)
Remeasurement of derivatives	-	(4,101)	-

	(2,228)	(7,516)	(308)

	$(1,243)	$(7,481)	$304

TRANSACTION AND BALANCES WITH RELATED PARTY	12 Months Ended
Dec. 31, 2012
TRANSACTION AND BALANCES WITH RELATED PARTY [Abstract]
TRANSACTION AND BALANCES WITH RELATED PARTY
NOTE 13:-	TRANSACTION AND BALANCES WITH RELATED PARTY

On October 12, 2012, the Company entered into a limited partnership where the general partner and certain limited partners are affiliated with Mr. Shlomo (Tom) Wyler, the Company's president and member of board of directors, who then considered the controlling shareholder of the Company, for further information regarding this investment see Note 1(b)3.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Functional currency, presentation currency and foreign currency
b.	Functional currency, presentation currency and foreign currency:

The functional currency of the Company is the U.S Dollar.

The functional currencies of Optibase's subsidiaries are CHF and U.S dollar. The Company has elected to use U.S dollar as its reporting currency for all years presented.

While the functional currency of the Company's subsidiaries in the United States is the U.S dollars, the functional currency of the subsidiaries in Switzerland is their lead currency, i.e. CHF. Since the Company's functional and reporting currency is the USD, the financial statements of Optibase Real Estate SARL and OPCTN S.A. whose functional currency has been determined to be CHF have been translated into U.S. dollars.  Assets and liabilities of these subsidiaries are translated at the year-end exchange rates and their statement of operations items are translated using the actual exchange rates at the dates on which those items are recognized. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside of the Group, have been eliminated upon consolidation.

Non-controlling Interests
d.	Non-controlling Interests:

Non-controlling interests generally represent the portion of equity that the Company does not own in those entities that it consolidates. The Company accounts for and reports its non-controlling interests in accordance with the provisions required under the Consolidation Topic of the FASB ASC 160. Non-controlling interests are separately presented within the equity section of the consolidated balance sheets. The amounts of consolidated net earnings attributable to the Company and to the non-controlling interests are presented on the consolidated statement of income.

Cash equivalents
e.	Cash equivalents:
Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less at the date acquired.
Property and equipment
f.	Property and equipment:

Real estate and equipment are stated at cost net of accumulated depreciation. Costs include those related to acquisition, including building improvements.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Building and buildings' improvements	30-100
Computers and equipment	3

Long-lived assets including intangible assets
g.	Long-lived assets including intangible assets:

The Company and its subsidiaries long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

The Company reviewed assets on a component-level basis, which is the lowest level of assets for which there are identifiable cash flows that can be distinguished operationally and for financial reporting purposes. The carrying amount of the asset group was compared with the related expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the primary asset. In cases where the expected future cash flows were less than the carrying amounts of the assets, those assets were considered impaired and written down to their fair values. Fair value was established based on discounted cash flows. As of December 31, 2011 and 2012, no impairment losses have been identified.

Investments in companies
h.	Investments in companies:

Investments in non-marketable equity securities of companies in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies are recorded at cost.

Management evaluates investments in non marketable equity securities for evidence of other-than temporary declines in value. When relevant factors indicate a decline in value that is other-than temporary the Company recognizes an impairment loss for the decline in value. As for impairment charges recorded during 2010 and 2012 see Note 6(a).

Investments in associates
i.	Investments in associates:

Associates in which the Group has significant influence over the financial and operating policies without having control are accounted for using the equity method of accounting. Under the equity method, the investment in associates is accounted for in the financial statements at cost plus changes in the Group's share of net assets, including other comprehensive income (loss), of the associates. The equity method is applied until the loss of significant influence. The investment is classified as non-current asset held-for-sale and includes the difference between the acquisition cost and the Group's share in the net fair value of the associates' net identifiable assets. After initial recognition, the excess value is measured at cost and is amortized according to the nature of each identifiable asset (mostly to the real estate property).

Associates in which the Group has no significant influence over the financial and operating are recorded at cost.

Goodwill and bargain purchase gain
j.	Goodwill and bargain purchase gain:

Goodwill reflects the excess of the fair value of the acquired business over the fair value of net identifiable assets acquired in various business acquisitions. The Company accounts for goodwill in accordance with the Intangibles - Goodwill and Other Topic of the FASB ASC 350.

A bargain purchase gain in the Eldista acquisition, represents the excess of 100% of the recognized bases of identifiable assets acquired, net of assumed liabilities, over the aggregate of the acquisition-date fair values of (1) the acquirer's interest in the acquiree, (2) noncontrolling interests in the acquiree and (3) any equity interest held in the acquiree by the acquirer immediately before the acquisition date.

With respect to bargain purchase, the Company recognized a gain in the amount of $ 4,412 a corresponding deduction from net income attributable to non-controlling interest in the amount of $ 2,162 in the consolidated statement of operations for the year ended December 31, 2011 (See note 1(b)2).

Intangible assets
k.	Intangibles assets:

Intangible assets consist of in-place lease values, tenant origination costs and above-market rents that were recorded in connection with the acquisition of the properties. Intangible assets are amortized and accreted using the straight-line method over the term of the related leases. When a lease is terminated early, any remaining unamortized balances under lease intangible assets or liabilities are charged to earnings.

Derivative Instruments
l.	Derivative Instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings. As of December 31, 2012, the Company had no outstanding hedging instruments. At times, it may use derivative instruments to manage exposure to variable interest rate risk. From time to time, the Company enters into interest rate swaps to manage its exposure to variable interest rate risk and treasury locks to manage the risk of interest rates rising prior to the issuance of debt. The Company generally enters into derivative instruments that qualify as cash flow hedges and it do not enter into derivative instruments for speculative purposes.

Business Combinations
m.	Business Combinations:

The Company allocated the purchase price of acquired properties to land, building, intangible assets and other liabilities in accordance with the Business Combinations Topic of the FASB ASC 805-10.  The Company allocated the initial purchase price of assets acquired (net tangible and identifiable intangible assets) and liabilities assumed based on their relative fair values at the date of acquisition. There are two categories of intangible assets to be considered:

(1) in-place leases; (2) above and below-market value of in-place leases. The aggregate value of other acquired intangible assets, consisting of in-place leases, is measured by the excess of (i) the purchase price paid for a property after adjusting existing in-place leases to market rental rates over (ii) the estimated fair value of the property as-if-vacant, determined as set forth above. The value of in-place leases exclusive of the value of above-market and below-market in-place leases is amortized to depreciation expense over the estimated remaining term of the respective leases. The value of above-market and below-market in-place leases is amortized to rental revenue over the estimated remaining term of the leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be written off. Other than as discussed above, the Company has determined that our real estate properties do not have any other significant identifiable intangibles. The results of operations of acquired properties are included in our financial statements as of the dates they are acquired. The intangible assets and liabilities associated with property acquisitions are included in other assets and  other liabilities in our consolidated balance sheets.

Revenue recognition
n.	Revenue recognition:

The Company generates revenues from fixed income real-estate derived from its buildings held through its subsidiaries in Switzerland (Rümlang and Geneva) and Miami FL.

Rental income includes minimum rents and expenses recoveries. Minimum rents are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee's obligation to pay rent.

Contingencies
o.	Contingencies:

The Company periodically estimates the impact of various conditions, situations and/or circumstances involving uncertain outcomes to its financial condition and operating results. The Company accounts for contingent events as required by ASC 450 "Contingencies". ASC 450 defines a contingency as "an existing condition, situation, or set of circumstances involving uncertainty as to possible gain or loss to an enterprise that will ultimately be resolved when one or more future events occur or fail to occur". Legal proceedings are a form of such contingencies.

In accordance with ASC 450, accruals for exposures or contingencies are being provided when the expected outcome is probable. It is possible, however, that future results of operations for any particular quarter or annual period could be materially affected by changes in the Company's assumptions, the actual outcome of such proceedings or as a result of the effectiveness of the Company strategies related to these proceedings.

Income taxes
p.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"),  which prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC 740 clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue. The Company policy is to accrue interest and penalties related to unrecognized tax benefits in its financial expenses.

Concentrations of credit risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel, the United States and Switzerland. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution.

Accounts receivable includes amounts billed to tenants and accrued expense recoveries due from tenants. The Company makes estimates of the uncollectability of its accounts receivable using the specific identification method related to base rents, straight-line rent balances, expense reimbursements and other revenues. It also analyzes accounts receivable and historical bad debt levels, tenant credit-worthiness, payment history and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. Accounts receivable are written-off when they are deemed to be uncollectible and the Company is no longer actively pursuing collection. The Company's reported net income is directly affected by management's estimate of the collectability of accounts receivable.

Earnings (loss) per share
r.	Earnings (loss) per share:

Basic net earnings (losses) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (losses) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earning Per Share". All outstanding stock options and unvested shares have been excluded from the calculation of the diluted net earnings (losses) per Ordinary share because the securities are anti-dilutive for all periods presented.

Accounting for stock-based compensation
s.	Accounting for stock-based compensation:

ASC Topic 718 "Compensation - Stock Compensation" ("ASC 718"), requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes- Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility is calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be out standing. The risk free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value was estimated at the date of grant using the following weighted average assumptions for the Black-Scholes model for the year ended December 31, 2011,
During 2012 there were no grants:

December 31,
2011

Dividend yield	0%
Volatility	67%
Risk free interest	0.9% -1.7%
Expected term (years)	4.75

Treasury Shares
t.	Treasury Shares:

During the past years, the Company repurchased certain of its Ordinary shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction from shareholders' equity. From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Fair value of financial instruments
u.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, other accounts receivable, trade payables, other accounts payable, and accrued liabilities, approximate fair value because of their generally short-term maturities.

Effective January 1, 2008, the Company adopted ASC 820 "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Warrants are measured at fair value under ASC 820 on a recurring basis as of December 31,2011 and 2012.

Swap instrument (see note 1(b)2) is measured at fair value under ASC 820 on a recurring basis as of December 31, 2011 and 2012 using significant unobservable inputs (Level 2).

Comprehensive income
v.	Comprehensive income:

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. The Company adopted the new guidance commencing January 1, 2012.  The Company chose to present the Comprehensive Income in two separate but consecutive statements.

Reclassification
w.	Reclassification:
Certain comparative figures may have been reclassified to conform to the current year presentation.
Impact of newly issued Accounting Standards
x.	Impact of newly issued Accounting Standards:
There were no impacts of new accounting standards during 2012.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Allocation of Purchase Price for Acquired Property of Centre des Technologies Nouvelles in Geneva, Switzerland
USD

Cash paid for Eldista shares	$40,559

Assets and liabilities acquired:

Land	23,654
Building	137,797
Swap instrument	(392)
Mortgage loan	(92,705)
Rent settlements with tenants	(1,759)
Lease provision	(7,311)
In-place leases, net	1,124
Deferred tax liabilities	(15,282)
Other current net assets	(155)
Gain from a bargain purchase	(4,412)

Total purchase price	40,559

Less:
Purchase price paid by non-controlling interests	(19,875)

Net purchase price	$20,684

Schedule of Disposal Groups, including Discontinued Operations
	Year ended December 31,
	2012	2011	2010

Revenues	$-	$-	$4,457

Operating income	$-	$-	$2,874

Costs and expenses	$-	$51	$3,779

Other Income	$-	$-	$6,304

Net income (loss) from discontinued operations	$-	$(51)	$5,399

Basic and Diluted net earnings per share from discontinued operations	$-	$(0.00)	$0.33

The assets and liabilities of the Video Activity for the years ended December 31, 2011 and 2012, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	December 31,
	2012	2011
Assets:

Other accounts receivable	$980	$980

Total assets	$980	$980

Liabilities:

Other accounts payable and accrued expenses	$2,563	$2,990

Total liabilities	$2,563	$2,990

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment
Years

Building and buildings' improvements	30-100
Computers and equipment	3

Schedule of Stock Options, Valuation Assumptions
December 31,
2011

Dividend yield	0%
Volatility	67%
Risk free interest	0.9% -1.7%
Expected term (years)	4.75

REAL ESTATE PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTY, NET [Abstract]
Schedule of Real Estate Properties

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2011	$2,832	$19,604	$8,632	$1,992	$33,060
Additions	23,654	138,983	781	(1,583)	161,835

At December 31, 2011	26,486	158,587	9,413	409	194,895
Additions	-	168	42	4,938	5,148

At December 31, 2012	26,486	158,755	9,455	5,347	200,043

Accumulated depreciation:

At January 1, 2011	-	655	-	52	707
Depreciation charge for the year	-	2,011	45	(41)	2,015

At December 31, 2011	-	2,666	45	11	2,722
Depreciation charge for the year	-	2,149	262	84	2,495

At December 31, 2012	-	4,815	307	95	5,217

Real estate property, net:

At December 31, 2012	$26,486	$153,940	$9,148	$5,252	$194,826

At December 31, 2011	$26,486	$155,921	$9,368	$398	$192,173

OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS, NET [Abstract]
Schedule of Other Intangible Assets

	Above market value of in-place leases *)	Currency translation adjustment	Total
Cost:

At January 1, 2011	$659	$59	$718
Additions	1,125	(11)	1,114

At December 31, 2011	1,784	48	1,832
Additions	-	50	50

At December 31, 2012	1,784	98	1,882

Accumulated depreciation:

At January 1, 2011	154	12	166
Depreciation charge for the year	162	(8)	154

At December 31, 2011	316	4	320
Depreciation charge for the year	158	12	170

At December 31, 2012	474	16	490

Other assets, net:

At December 31, 2012	$1,310	$82	$1,392

At December 31, 2011	$1,468	$44	$1,512

Schedule of Other Intangible Assets, Amortization Expenses
Year	Estimated amortization expenses

2013	$282
2014	439
2015	235
2016	224
2017 and thereafter	212
$1,392

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2012	2011

Short-term deposit (1)	$-	$1,065
Prepaid expenses	160	147
Income receivable	17	20
Others	40	35

	$217	$1,267

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December 31,
	2012	2011

Employees and payroll accruals	$176	$163
Accrued expenses	1,350	1,681
Institution (mainly tax provision)	1,710	1,881
Advance rent payments	45	191
Tenant security deposits	138	96
Other	57	48

	$3,476	$4,060

LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Loan Rumlang, Switzerland Property [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2013 (current maturity)	$411

Long-term portion:
2014	411
2015	411
2016	411
2017	411
2018 and thereafter	17,259

$18,903

Mortgage Loan Geneva, Switzerland Property, Refinancing Agreement [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2013 (current maturity)	$2,186

Long-term portion:
2014	2,186
2015	2,186
2016	2,186
2017	2,186
2018 and thereafter	96,651

$105,395

COMMITMENTS AND CONTIGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Future Minimum Lease Payments
Year ended December 31
2013	$57
2014	10

$67

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Corporate Tax Rates
	Year ended December 31,
	2012	2011	2010

Luxemburg	29%	29%	29%
Switzerland	24%	24%	25%
United States	35%	34%	35%

Schedule of Deferred Tax Liabilities
	December 31,
	2012	2011
Deferred tax assets:
Lease provision	$1,749	$1,722
Swap instrument	682	854
Mortgage loan	245	243

Deferred tax assets	2,676	2,819

Deferred tax liabilities:
Land	$(5,770)	$(5,620)
Building	(11,834)	(11,640)
Other assets, net	(334)	(264)

Deferred tax liabilities	(17,938)	(17,524)

Deferred tax liabilities, net	$(15,262)	$(14,705)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes as reported	$5,698	$2,331	$(902)

Theoretical tax benefit computed at the statutory rate (25%, 24% and 25% for the years 2010, 2011 and 2012, respectively)	$1,424	$560	$(226)
Differences in tax rates on income deriving from foreign subsidiaries	(54)	42	(89)
Gain derived from bargain purchase	-	(1,059)	-
Tax adjustments in respect of currency translation	(305)	154	643
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	324	626	(339)
Settlement of prior years tax assessments	-	41	-
Other non-deductible expenses	254	117	54

Income tax expense	$1,643	$481	$43

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2012	2011	2010

Domestic	$(810)	$(3,138)	$(1,343)
Foreign	6,508	5,469	441

	$5,698	$2,331	$(902)

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2012	2011	2010

Current	$1,537	$863	$7
Deferred	106	(382)	36

	$1,643	$481	$43

Domestic	$-	$-	$-
Foreign	1,643	481	43

	$1,643	$481	$43

SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity

	Year ended December 31, 2012
			Weighted
			average
	Amount	Weighted average exercise price	Remaining contractual term (years)

Outstanding at the beginning of the year	129,100	$9.75
Granted	-
Forfeited	2,100	$27

Outstanding at the end of the year	127,000	$9.76	4.59

Exercisable options at the end of the year	66,589	$10	3.87

Options vested and expected to vest at end of year	125,767	$9.83	3.77

Schedule of Nonvested Shares Activity

Non-vested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2012	6,000	$7.15

Granted	4,000	$5.39
Exercised	(4,000)	$7.28
Forfeited and cancelled	-

Non-vested at December 31, 2012	6,000	$6.05

Schedule of Equity-based Compensation Expense

	Year ended December 31,
	2012	2011	2010

General and administrative from continued operations	$117	$120	$112
Expenses recorded as discontinued operations	-	-	55

Total equity-based compensation expense	$117	$120	$167

SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENT OF OPERATIONS DATA [Abstract]
Schedule of Other Financial Income (Expenses)

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest	$44	$35	$612
Foreign currency translation adjustments	130	-	-
Remeasurement of derivatives	811	-	-

	985	35	612
Financial expenses:
Interest	(2,228)	(3,081)	(207)
Foreign currency translation adjustments	-	(334)	(101)
Remeasurement of derivatives	-	(4,101)	-

	(2,228)	(7,516)	(308)

	$(1,243)	$(7,481)	$304

GENERAL (Schedule of 2010 Acquisition) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net cash paid by the Company		$ 20,684
Marquis Residence in Miami, Florida [Member]
Business Acquisition [Line Items]
Net cash paid by the Company			$ 8,632
Number of condominum units purchased			21

GENERAL (Schedule of 2011 Acquisition) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Centre des Technologies Nouvelles in Geneva, Switzerland [Member] USD ($)	Dec. 31, 2011 Centre des Technologies Nouvelles in Geneva, Switzerland [Member] CHF
Business Acquisition [Line Items]
Square meters of real estate property acquired				35,000
Square footage of real estate property acquired				377,000
Amount of cash paid to acquire the properties, net of adjustments				$ 40,234	37,420
Total purchase price adjustment at time of purchase agreement				319	300
Acquisition of Eldista, net:
Cash paid for Eldista shares		20,684		40,559	37,720
Assets and liabilities acquired:
Land				23,654
Building				137,797
Swap instrument				(392)
Mortgage loan				(92,705)
Rent settlements with tenants				(1,759)
Lease provision				(7,311)
Above and below-market value of in-place leases				1,124
Deferred tax liabilities				(15,282)
Other current net assets				(155)
Gain from a bargain purchase				(4,412)
Total purchase price				40,559
Less: Purchase price paid by non-controlling interests				(19,875)
Net purchase price				20,684
Gain on bargain purchase		$ 4,412		$ 4,412

GENERAL (Schedule of 2012 Acquisition) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Equity share in earnings (losses) of associates, net	$ (32)
Two Penn Center Plaza [Member]
Business Acquisition [Line Items]
Capital contribution	4,025
Square footage of real estate property acquired	500,000
Equity share in earnings (losses) of associates, net	(32)
Texas Shopping Centers [Member]
Business Acquisition [Line Items]
Capital contribution	4,000
Square footage of real estate property acquired	2,000,000
Fair value	342,000
Mortgage loan balance	252,000
Mortgage interest rate	5.73%
Global Texas [Member]
Business Acquisition [Line Items]
Capital contribution	1,000
Global Texas Lender [Member]
Business Acquisition [Line Items]
Capital contribution	$ 3,000

GENERAL (Schedule of Sale of the Video Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Results of operations from discontinued operations:
Net income (loss) from discontinued operations (Note 1(c))		$ (51)	$ 5,399
Loss per share from discontinued operations Basic and Diluted	$ 0	$ 0	$ 1.65
Video Activity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of discontinued operations			8,000
Gain on sale of discontinued operations			6,300
The percentage of revenues the company is to receive from buyer pursuant to earn-out mechanism			45.00%
The minimum amount of revenues that the Seller must earn in the year following the closing of the sale, before the Company can receive any earn-out provision payments			14,000
Results of operations from discontinued operations:
Revenues			4,457
Operating income			2,874
Costs and expenses		51	3,779
Other Income			6,304
Net income (loss) from discontinued operations (Note 1(c))		(51)	5,399
Loss per share from discontinued operations Basic and Diluted		$ 0	$ 0.33
Assets:
Other accounts receivable	980	980
Total assets	980	980
Liabilities:
Other accounts payable and accrued expenses	2,563	2,990
Total liabilities	$ 2,563	$ 2,990

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average assumptions used to value options using Black-Scholes model:
Dividend yield		0.00%
Volatility		67.00%
Risk free interest, minimum		0.90%
Risk free interest, maximum		1.70%
Expected term		4 years 9 months
Goodwill and bargain purchase gain:
Gain on bargain purchase		$ 4,412
Deduction from net income for bargain purchase attributable to non-controlling interest		$ 2,162
Building and buildings' improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Building and buildings' improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	100 years
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years

REAL ESTATE PROPERTY, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cost:
Real estate property cost, beginning	$ 194,895	$ 33,060
Additions	5,148	161,835
Real estate property cost, ending	200,043	194,895
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	2,722	707
Depreciation expense	2,495	2,015
Real estate property accumulated depreciation, ending	5,217	2,722
Real estate property, net:
Real estate property, net	194,826	192,173
Land [Member]
Cost:
Real estate property cost, beginning	26,486	2,832
Additions		23,654
Real estate property cost, ending	26,486	26,486
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation expense
Real estate property accumulated depreciation, ending
Real estate property, net:
Real estate property, net	26,486	26,486
Building [Member]
Cost:
Real estate property cost, beginning	158,587	19,604
Additions	168	138,983
Real estate property cost, ending	158,755	158,587
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	2,666	655
Depreciation expense	2,149	2,011
Real estate property accumulated depreciation, ending	4,815	2,666
Real estate property, net:
Real estate property, net	153,940	155,921
Condominium Units [Member]
Cost:
Real estate property cost, beginning	9,413	8,632
Additions	42	781
Real estate property cost, ending	9,455	9,413
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	45
Depreciation expense	262	45
Real estate property accumulated depreciation, ending	307	45
Real estate property, net:
Real estate property, net	9,148	9,368
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	409	1,992
Additions	4,938	(1,583)
Real estate property cost, ending	5,347	409
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	11	52
Depreciation expense	84	(41)
Real estate property accumulated depreciation, ending	95	11
Real estate property, net:
Real estate property, net	$ 5,252	$ 398

OTHER ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Above market value of in-place leases [Member]	Dec. 31, 2011 Above market value of in-place leases [Member]	Dec. 31, 2012 Currency translation adjustment [Member]	Dec. 31, 2011 Currency translation adjustment [Member]	Dec. 31, 2009 Lease Contracts Switzerland Property [Member]	Dec. 31, 2011 Lease Contracts Geneva Property [Member]
Cost:
Cost, beginning	$ 1,832	$ 718		$ 1,784	$ 659	$ 48	$ 59	$ 410	$ 1,102
Additions	50	1,114			1,125	50	(11)
Cost, ending	1,882	1,832	718	1,784	1,784	98	48	410	1,102
Accumulated depreciation:
Accumulated depreciation, beginning	320	166		316	154	4	12
Depreciation charge for the year	170	154		158	162	12	(8)
Accumulated depreciation, ending	490	320	166	474	316	16	4
Other assets, net:
Other assets, net	1,392	1,512		1,310	1,468	82	44
Amortization expense	158	162	132
Future amortization expense:
2013	282
2014	439
2015	235
2016	224
2017 and thereafter	212
Total future amortization expense	$ 1,392

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CHF
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Short-term deposit		$ 1,065	[1]
Prepaid expenses	160	147
Income receivable	17	20
Others	40	35
Other accounts receivable and prepaid expenses	217	1,267
Amount of the escrow payment made at the purchase date		$ 1,065		1,000

[1]	As part of the CTN transaction, OPCTN S.A. deposited CHF 1,000 ($ 1,065) into an escrow account following to the purchase of Eldista. The release of the adjustment escrow was depended on the consequence of the net assets adjustment. Finally the escrow was released in March, 2012 (see note 1b(2)).

INVESTMENTS IN COMPANIES AND ASSOCIATES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Investments in companies	$ 7,993	$ 100
Impairment of investment	100		600
Mobixell Networks Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership percentage in invested company	2.04%
Impairment of investment	$ 100		$ 600

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 176	$ 163
Accrued expenses	1,350	1,681
Institution (mainly tax provision)	1,710	1,881
Advance rent payments	45	191
Tenant security deposits	138	96
Other	57	48
Other accounts payble and accrued expenses	$ 3,476	$ 4,060

LONG TERM LOANS (Details)	Dec. 31, 2012 Mortgage Loan Rumlang, Switzerland Property [Member] USD ($)	Dec. 31, 2012 Mortgage Loan Rumlang, Switzerland Property [Member] CHF	Dec. 31, 2011 Mortgage Loan Rumlang, Switzerland Property [Member] USD ($)	Dec. 31, 2012 Mortgage Loan Geneva, Switzerland Property [Member] CHF	Dec. 31, 2012 Mortgage Loan Geneva, Switzerland Property, Refinancing Agreement [Member] USD ($)	Dec. 31, 2012 Mortgage Loan Geneva, Switzerland Property, Refinancing Agreement [Member] CHF
Debt Instrument [Line Items]
Mortgage loan, face amount		18,800		85,250		100,000
Variable interest rate spread	0.80%	0.80%		1.80%	0.83%	0.83%
Annual principal payment						2,000
Refinancing charge					400	375
Long-term Debt, Fiscal Year Maturity [Abstract]
2013 (current maturity)	411		400		2,186
2014	411				2,186
2015	411				2,186
2016	411				2,186
2017	411				2,186
2018 and thereafter	17,259				96,651
Total long-term debt	$ 18,903		$ 18,810		$ 105,395

COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $)	Dec. 31, 2012
Year ended December 31,
2012	$ 57
2013	10
Future minimum lease commitments under non-cancelable operating leases	$ 67

COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Guarantee amount	$ 134
Claims Brought by Vitec [Member]
Loss Contingencies [Line Items]
Value of claim	22,878
Claims by Doron Afik [Member]
Loss Contingencies [Line Items]
Damages being sought	663
Consideration held in Escrow	300
Consideration held in escrow per each EC Consortium Agreement	100
Claims Demanded by Entity Regarding Vitec Proceedings [Member]
Gain Contingencies [Line Items]
Damages being sought by the Company	1,506
Claims Demanded By Entity Regarding Doron Afik [Member]
Gain Contingencies [Line Items]
Damages being sought by the Company	268
Royalty Commitment with Office of Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalties as a percent of grants received	100.00%
Royalties paid or accrued	4,308
Outstanding contingent obligation to pay royalties	4,248
Amount paid as settlement with European Commission	$ 430
Royalty Commitment with Office of Chief Scientist [Member] | Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Royalty Commitment with Office of Chief Scientist [Member] | Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.50%

TAXES ON INCOME (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Tax rate	25.00%	24.00%	25.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	25.00%	25.00%	25.00%
Net operating losses carryforward	67,500
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	24.00%	24.00%	25.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	35.00%	34.00%	35.00%
Net operating losses carryforward	28,500
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward expiration date range	2013
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward expiration date range	2033

TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Lease provision	$ 1,749	$ 1,722
Swap instrument	682	854
Mortgage loan	245	243
Deferred tax assets	2,676	2,819
Deferred Tax Liabilities
Land	(5,770)	(5,620)
Building	(11,834)	(11,640)
Other assets, net	(334)	(264)
Deferred tax liabilities	(17,938)	(17,524)
Deferred tax liabilities, net	$ (15,262)	$ (14,705)

TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income (loss) before taxes as reported	$ 5,698	$ 2,331	$ (902)
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate (26%, 25% and 24% for the years 2009, 2010 and 2011, respectively)	1,424	560	(226)
Differences in tax rates on income deriving from foreign subsidiaries	(54)	42	(89)
Gain derived from bargain purchase		(1,059)
Tax adjustments in respect of currency translation	(305)	154	643
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	324	626	(339)
Settlement of prior years tax assessments		41
Other non-deductible expenses	254	117	54
Income tax expense	$ 1,643	$ 481	$ 43
Theoretical statutory tax rate	25.00%	24.00%	25.00%

TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before taxes on income consists of the following:
Domestic	$ (810)	$ (3,138)	$ (1,343)
Foreign	6,508	5,469	441
Total income (loss) before taxes on income	$ 5,698	$ 2,331	$ (902)

TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expenses are comprised as follows:
Current	$ 1,537	$ 863	$ 7
Deferred	106	(382)	36
Domestic
Foreign	1,643	481	43
Income tax expense	$ 1,643	$ 481	$ 43

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Stock split ratio	0.2
Ordinary Shares, shares authorized	6,000,000	6,000,000
Ordinary Shares, shares issued	3,882,945	3,882,945
Number of shares issued		2,500,000
Issuance of ordinary shares		$ 5,000
Stock Options [Member]
Share-based compensation:
Vesting period	4 years
Maximum contractual term	7 years
Number of options available for future grants	467,722
Weighted average fair value of options granted		$ 0.66	$ 0.82
Aggregate intrinsic value of options outstanding	0	0
Unrecognized compensation cost	184
Unrecognized compensation cost, recognition period	4 years
Restricted Shares Units (RSUs) [Member]
Share-based compensation:
Vesting period	2 years
Restricted shares authorized for issuance	60,000
Ordinary shares reserved for future issuance	11,690
Unrecognized compensation cost	$ 15
Unrecognized compensation cost, recognition period	2 years

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Amount
Outstanding at the beginning of the year	129,100
Granted
Forfeited	(2,100)
Outstanding at the end of the year	127,000
Exercisable options at the end of the year	66,589
Options vested and expected to vest at end of year	125,767
Weighted average exercise price
Outstanding at the beginning of the year	$ 9.75
Granted
Forfeited	$ 27
Outstanding at the end of the year	$ 9.76
Exercisable options at the end of the year	$ 10
Options vested and expected to vest at end of year	$ 9.83
Weighted average Remaining contractual term (years)
Outstanding at the end of the year	4 years 7 months 2 days
Exercisable at the end of the year	3 years 10 months 13 days
Options vested and expected to vest at end of year	3 years 9 months 7 days

SHAREHOLDERS' EQUITY (Schedule of Nonvested Shares Activity) (Details) (Restricted Shares Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Shares Units (RSUs) [Member]
Shares
Non-vested at January 1, 2012	6,000
Granted	4,000
Exercised	(4,000)
Forfeited and cancelled
Non-vested at December 31, 2012	6,000
Weighted average grant date fair value
Non-vested at January 1, 2012	$ 7.15
Granted	$ 5.39
Exercised	$ 7.28
Forfeited and cancelled
Non-vested at December 31, 2012	$ 6.05

SHAREHOLDERS' EQUITY (Schedule of Equity-Based Compensation Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of equity-based compensation expense:
Equity-based compensation expense	$ 117	$ 120	$ 167
General and Administrative from Continued Operations [Member]
Allocation of equity-based compensation expense:
Equity-based compensation expense	117	120	112
Expenses Recorded as Discontinued Operations [Member]
Allocation of equity-based compensation expense:
Equity-based compensation expense			$ 55

SELECTED STATEMENT OF OPERATIONS DATA (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest	$ 44	$ 35	$ 612
Foreign currency translation adjustments	130
Remeasurement of derivatives	811
Total financial income	985	35	612
Financial expenses:
Interest	(2,228)	(3,081)	(207)
Foreign currency translation adjustments		(334)	(101)
Remeasurement of derivatives		(4,101)
Total financial expenses:	(2,228)	(7,516)	(308)
Financial income (expenses), net	$ (1,243)	$ (7,481)	$ 304